INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.3%
	APPAREL & TEXTILE PRODUCTS - 2.1%
14,472	Carter's, Inc.	$ 953,705
11,390	Columbia Sportswear Company	919,515
		1,873,220
	AUTOMOTIVE - 0.9%
27,074	Gentex Corporation	848,228

	BANKING - 12.4%
12,736	Axos Financial, Inc.(a)	884,260
74,518	Bank of the James Financial Group, Inc.	1,034,310
52,338	Civista Bancshares, Inc.	888,176
38,339	Columbia Banking System, Inc.	965,376
7,909	Cullen/Frost Bankers, Inc.	887,627
536	First Citizens BancShares, Inc., Class A	1,088,456
30,555	ICICI Bank Ltd. - ADR	895,567
40,132	MVB Financial Corporation	842,772
43,580	Northeast Community Bancorp, Inc.	995,367
77,256	Northfield Bancorp, Inc.	936,343
50,908	Pathfinder Bancorp, Inc.	808,928
36,874	Premier Financial Corporation	924,062
		11,151,244
	BEVERAGES - 2.1%
804	Coca-Cola Consolidated, Inc.	1,079,289
18,099	Monster Beverage Corporation(a)	853,006
		1,932,295
	BIOTECH & PHARMA - 1.0%
11,259	Dr Reddy's Laboratories Ltd. - ADR	939,789

	COMMERCIAL SUPPORT SERVICES - 1.0%
17,962	Rollins, Inc.	901,333

	CONSTRUCTION MATERIALS - 2.0%
2,144	Carlisle Companies, Inc.	908,627
1,608	Martin Marietta Materials, Inc.	858,929
		1,767,556

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	CONSUMER SERVICES - 1.0%
49,220	Medifast, Inc.	$ 900,726

	ELECTRICAL EQUIPMENT - 2.0%
5,226	AMETEK, Inc.	893,907
3,487	Littelfuse, Inc.	949,162
		1,843,069
	ENGINEERING & CONSTRUCTION - 1.0%
2,412	EMCOR Group, Inc.	948,061

	ENTERTAINMENT CONTENT - 0.9%
9,651	NetEase, Inc. - ADR	776,326

	FOOD - 1.1%
24,126	Darling Ingredients, Inc.(a)	1,006,778

	HEALTH CARE FACILITIES & SERVICES - 3.3%
1,608	Chemed Corporation	942,561
1,742	Elevance Health, Inc.	970,102
3,082	Molina Healthcare, Inc.(a)	1,078,054
		2,990,717
	HOME CONSTRUCTION - 1.4%
134	NVR, Inc.(a)	1,229,110

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
17,432	Omega Flex, Inc.	822,790

	INDUSTRIAL REIT - 1.0%
4,690	EastGroup Properties, Inc.	874,216

	INDUSTRIAL SUPPORT SERVICES - 1.0%
13,269	Fastenal Company	906,007

	INSURANCE - 2.1%
9,648	Brown & Brown, Inc.	1,014,295

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	INSURANCE - 2.1% (Continued)
536	Markel Group, Inc.(a)	$ 857,964
		1,872,259
	LEISURE FACILITIES & SERVICES - 1.0%
5,229	Texas Roadhouse, Inc.	882,394

	MACHINERY - 5.2%
4,961	Alamo Group, Inc.	919,769
10,991	Graco, Inc.	916,100
4,425	Lincoln Electric Holdings, Inc.	856,724
7,108	Middleby Corporation (The)(a)	999,528
3,353	Snap-on, Inc.	951,380
		4,643,501
	MEDICAL EQUIPMENT & DEVICES - 4.0%
10,184	Edwards Lifesciences Corporation(a)	712,473
1,876	IDEXX Laboratories, Inc.(a)	902,975
4,425	ResMed, Inc.	1,084,213
2,814	West Pharmaceutical Services, Inc.	882,555
		3,582,216
	OFFICE REIT - 1.0%
25,734	Kilroy Realty Corporation	933,372

	OIL & GAS PRODUCERS - 1.0%
6,965	EOG Resources, Inc.	897,231

	RESIDENTIAL REIT - 2.2%
6,164	Mid-America Apartment Communities, Inc.	1,000,849
21,580	UDR, Inc.	960,526
		1,961,375
	RETAIL - DISCRETIONARY - 3.3%
3,484	Lithia Motors, Inc.	1,048,962
5,762	Penske Automotive Group, Inc.	980,116
7,906	TJX Companies, Inc. (The)	927,137
		2,956,215

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SELF-STORAGE REIT - 1.1%
2,948	Public Storage	$ 1,013,286

	SEMICONDUCTORS - 3.0%
11,935	ON Semiconductor Corporation(a)	929,379
7,641	Skyworks Solutions, Inc.	837,377
5,363	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	920,827
		2,687,583
	SOFTWARE - 3.1%
21,583	ACI Worldwide, Inc.(a)	1,086,920
4,958	Nice Ltd. - ADR(a)	861,403
1,608	Roper Technologies, Inc.	891,491
		2,839,814
	TECHNOLOGY SERVICES - 6.4%
2,010	CACI International, Inc., Class A(a)	981,121
11,929	CoStar Group, Inc.(a)	922,112
4,291	EPAM Systems, Inc.(a)	861,461
26,940	Genpact Ltd.	1,056,856
4,020	MarketAxess Holdings, Inc.	974,408
1,742	MSCI, Inc.	1,011,388
		5,807,346
	TRANSPORTATION & LOGISTICS - 7.8%
7,370	Canadian National Railway Company	868,333
10,720	Canadian Pacific Kansas City Ltd.	889,117
26,136	CSX Corporation	895,681
7,373	Expeditors International of Washington, Inc.	909,902
2,951	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	794,970
5,497	JB Hunt Transport Services, Inc.	952,081
4,824	Landstar System, Inc.	880,669
4,556	Old Dominion Freight Line, Inc.	878,397
		7,069,150
	TRANSPORTATION EQUIPMENT - 0.9%
8,311	PACCAR, Inc.	799,352

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	WHOLESALE - DISCRETIONARY - 3.1%
17,292	Copart, Inc.(a)	$ 915,784
34,730	G-III Apparel Group Ltd.(a)	919,303
2,680	Pool Corporation	942,342
		2,777,429

	TOTAL COMMON STOCKS (Cost $65,745,439)	72,433,988

	EXCHANGE-TRADED FUND — 19.4%
	FIXED INCOME - 19.4%
347,916	WisdomTree Floating Rate Treasury Fund (Cost $17,523,707)	17,489,737

	TOTAL INVESTMENTS - 99.7% (Cost $83,269,146)	$ 89,923,725
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	227,770
	NET ASSETS - 100.0%	$ 90,151,495

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.